Share-based payments - Number of outstanding share options (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($)	Dec. 31, 2022 Options	Dec. 31, 2021 Options
Share-based payments
Forfeited		(147,154)
Outstanding at the end of the period (units) | $	4,260,150
Employee stock option plan
Share-based payments
Outstanding at the beginning of the period (units)	2,330,000	2,330,000	0
Granted during the period (units)			2,330,000
Modification of options (units)			0
Exercised during the period (units) | $	(50,000)
Forfeited	(100,000)	0
Outstanding at the end of the period (units)	2,180,000	2,330,000	2,330,000
Class B complex vesting - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning of the period (units)	4,120,300	4,414,608
Modification of options (units)			4,414,608
Exercised during the period (units) | $	(220,731)
Forfeited	(1,839,419)	(147,154)
Outstanding at the end of the period (units)	2,060,150	4,267,454	4,414,608
Class B complex vesting - related to Nexters Global Ltd shares
Share-based payments
Outstanding at the beginning of the period (units)			500
Modification of options (units)			(500)
Complex conditional upon listing - related to GDEV Inc. shares
Share-based payments
Outstanding at the beginning of the period (units)	20,000	20,000	100,000
Granted during the period (units)			0
Modification of options (units)			0
Forfeited		0
Outstanding at the end of the period (units)	20,000	20,000	20,000
Modified complex options
Share-based payments
Exercised during the period (units) | $	(220,731)
Forfeited | $	(1,839,419)